WARRANTS FOR COMMON STOCK (MEMBERSHIP UNITS)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
WARRANTS FOR COMMON STOCK (MEMBERSHIP UNITS)
NOTE 9. - WARRANTS FOR COMMON STOCK

Prior to December 31, 2010, 22nd Century Ltd granted warrants to purchase common shares of 22nd Century Group in connection with borrowings as an additional incentive for providing financing to the Company and as additional compensation to officers, consultants and advisors. The warrants were granted with a conversion price of less than $.0001, and the number of warrants issued was negotiated based on the agreement at the time of the grant. These warrants had been issued for terms of two to five years. All of these warrants were exercised prior to December 31, 2010.

In connection with the January 25, 2011 Private Placement and Merger, the Company issued 8,651,979 five year warrants to purchase shares of common stock of 22nd Century Group as follows: 5,000,000 with an exercise price of $3.00 per share, and 3,651,979 with an exercise price of $1.50 per share. These warrants contain “down round” provisions which provide for adjustments to the exercise price if the Company issues common shares of stock of 22nd Century Group at a price that is less than the respective warrant exercise prices. This provision is a guarantee of value which requires that these warrants be classified as derivatives for accounting purposes which means they are reported as a liability and marked to market at each balance sheet date.  The amount of the warrant liability related to the 5,000,000 $3.00 warrants was $1,550,000 at the date of issuance and was recorded as a reduction of equity for the derivative liability issued to the existing stockholders; the amount of the warrant liability related to the 3,651,979 $1.50 warrants is $1,511,750, and, because it was recorded as a liability, the portion of proceeds from the Private Placement that was recorded as contributed capital was reduced accordingly.

The value of this warrant liability as of March 31, 2011 and June 30, 2011 was estimated to approximate the value on January 25, 2011, the date of issuance.   The Company estimated the value of the warrant liability using the binomial lattice model to allocate total enterprise value to the warrants and other securities in the Company’s capital structure based upon the enterprise value implied in the January 25, 2011 Private Placement. Consideration was also given to the impact of expected future capital raises and issuances of securities under the Company’s 2010 Equity Investment Plan (“EIP”). Volatility was estimated based on historical observed equity volatilities and implied (forward) or expected volatilities for a sample group of guideline companies and consideration of recent market trends.

ASC 820 establishes a valuation hierarchy for disclosure of the inputs to valuation used to measure fair value. This hierarchy prioritizes the inputs into three broad levels as follows.

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities.
•
Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument.

•	Level 3 inputs are unobservable inputs based on the Company’s own assumptions used to measure assets and liabilities at fair value.

A financial asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement. The warrant liability is measured at fair value using certain estimated factors such as volatility and probability and are classified within Level 3 of the valuation hierarchy

Number of Warrants

Warrants outstanding at December 31, 2009	1,688,076
Warrants issued during 2010	3,116,447
Warrants exercised during 2010	(4,804,523)
Warrants outstanding at December 31, 2010	-
Warrants issued during 2011	8,651,979
Warrants exercised during 2011	-
Warrants outstanding at June 30, 2011	-

Warrants exercisable at June 30, 2011	8,651,979

On February 1, 2009, the Company granted an award for service to an executive officer of 445,207 warrants to purchase common shares, vesting over a one year service period ending February 1, 2010. The related compensation cost of $258,662 was determined by the intrinsic value of the underlying common shares at the time of the award of $0.58 per unit and was charged to expense on a straight line basis over the service period.  The cost was fully amortized in the first quarter of 2010 with a charge of $43,090.

NOTE 8. - WARRANTS FOR MEMBERSHIP UNITS

The Company has granted warrants in connection with borrowings as an additional incentive for providing financing to the Company and as additional compensation to officers, consultants and advisors. The warrants are granted with a conversion price of less than $.0001, and the number of warrants issued has been negotiated based on the agreement at the time of the grant. The warrants have been issued for terms of two to five years.

Warrants issued and outstanding during the years ended December 31, 2010 and 2009 are as follows:

Number of
Warrants

Warrants outstanding at December 31, 2008	927,514

Warrants issued during 2009	946,064
Warrants exercised during 2009	(37,100)
Warrants forfeited during 2009	(148,402)
Warrants outstanding at December 31, 2009	1,688,076

Warrants issued during 2010	3,116,447
Warrants exercised during 2010	(4,804,523)
Warrants outstanding at December 31, 2010	-

Warrants exercisable at December 31, 2010	-

On February 1, 2009, the Company granted an award for service to an executive officer of 445,207 warrants, vesting over a one year service period ending February 1, 2010. The related compensation cost of $258,662 was determined by the intrinsic value of the underlying common Membership Units at the time of the award of $0.58 per unit and is being charged to expense on a straight line basis over the service period. For the year ended December 31, 2010, $43,108 ($215,554 -2009) was recorded as expense. There is no unrecognized compensation expense related to the grant of these warrants.